Earnings per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ (11,239)	$ 144,533
Weighted Average Number of Shares Outstanding, Basic	80,572	80,515
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	207	182
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	0	4,845
Weighted Average Number of Shares Outstanding, Diluted	80,779	85,542
Earnings Per Share, Basic	$ (0.14)	$ 1.80
Earnings Per Share, Diluted	$ (0.14)	$ 1.69